Operating Segments (Details) - Schedule of reporting on operating segments - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues	$ 30,710	$ 28,093	$ 129,339
Gross profit	11,839	11,302	46,703
Unallocated corporate expenses	(11,550)	(11,056)	(42,171)
Finance expenses, net	(2,085)	(2,033)	(6,791)
Income before taxes on income	(1,796)	(1,787)	(2,259)
Proprietary Products [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues	24,061	23,011	102,598
Gross profit	10,837	10,562	44,369
Distribution [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues	6,649	5,082	26,741
Gross profit	$ 1,002	$ 740	$ 2,334